Taxes on Income (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Unrecognized deferred taxes for research and development expenses		$ 28.2	$ 13.2	$ 9.0
Corporate Tax Rate [Member]
Taxes on Income (Textual)
Corporate tax rate		24.00%
Changes in tax rates or tax laws enacted or announced [member]
Taxes on Income (Textual)
Corporate tax rate	23.00%